Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Entity Registrant Name	WORLD KINECT CORP
Amendment Flag	false
Entity Central Index Key	0000789460
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Incorporation State Country Code	FL
Entity File Number	001-09533
Entity Tax Identification Number	59-2459427
Entity Address, Address Line One	9800 N.W. 41st Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	(305)
Local Phone Number	428-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WKC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false